10-Q PROPERTY, PLANT AND EQUIPMENT, NET AND MINERAL RIGHTS - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) a mining_claim	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) a mining_claim	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation | $	$ 137,816	$ 114,906	$ 500,000	$ 1,200,000
Construction in progress | $	4,020,473		3,219,607
Construction in progress, deposits | $	$ 3,931,339		$ 3,219,607
Mineral Rights and Properties
Property, Plant and Equipment [Line Items]
Mining claim acreage | a	9,358		9,358
Number of patented mining claims | mining_claim	126		126
Number of unpatented mining lode claims | mining_claim	392		392
Number of unpatented mining placer claims | mining_claim	39		39
Mineral Rights and Properties | Phases 1 Of Test Production
Property, Plant and Equipment [Line Items]
Mining claim acreage | a	2,396		2,396
Mineral Rights and Properties | Phases 2 Of Test Production
Property, Plant and Equipment [Line Items]
Mining claim acreage | a	6,962		6,962